FINANCE INCOME AND FINANCE EXPENSES (Tables)	6 Months Ended
Jun. 30, 2025
Disclosure Of Finance Income And Expenses [Abstract]
Summary of Finance Income and Finance Expenses

	Three Months Ended June 30,		Six Months Ended June 30,
	2025	2024	2025	2024
Foreign exchange gain	4,376	200	8,234	1,070
Interest income	54	30	90	104
Total finance income	4,430	230	8,324	1,174

Finance expense consists of the following:
Foreign exchange loss	345	2	435	153
Unwinding of deferred consideration	—	426	211	679
Interest expense on lease liabilities	78	55	152	89
Interest expense on borrowings(1)	1,685	390	3,689	390
Cash flow hedge - ineffective portion of changes in fair value (Note 4)	11	—	11	—
Other finance results	199	24	321	40
Total finance expenses	2,318	897	4,819	1,351
Net finance income (expense)	2,112	(667)	3,505	(177)
(1) Interest expense on borrowings is partially offset by the net interest income of $414 from the settlements of the derivative financial instrument used to hedge liabilities for the three and six months ended June 30, 2025.